CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES

14. CONVERTIBLE NOTES

On February 2, 2021 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $5,000,000 of convertible notes due February 2, 2022 (the “February Note”) and sold 50,000 American Depositary Shares (“ADSs”) at $18.5 per share, having a fair value of $0.9 million. The Group also issued as collateral 10 million ordinary common shares (each ADSs share is worth 30 Class A ordinary shares). The collateral Class A ordinary shares subject to redemption at $0.0001 per share if not utilized to settle the outstanding convertible debenture.

The Group issued a convertible promissory note on February 2, 2021 at $5 million that mature on February 2, 2022 and accrued interest at 6.00% per annum. In connection with the promissory note, the Group issued 50,000 ADSs. The note is convertible into ADSs at a conversion price of $14 per share.The Group evaluated the potential embedded derivative resulting from the conversion feature within the Indenture for bifurcation from the February Note. The conversion feature of the February Note was deemed clearly and closely related to the February Note and accordingly was not bifurcated as a standalone derivative. Upon issuance of the February Note, the Group allocated the proceeds received to the February Note and ADSs on a relative fair value basis. As a result of such allocation, the Group determined the initial carrying value of the February Note to be $1.7 million. The Group recorded the relative fair value of the ADSs as a debt discount of $0.6 million and amortized the discount over the life of the note (12 months). The $5,000,000 convertible note was repaid in full in 2021.

On March 17, 2021 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $20,000,000 of convertible note due March 17, 2022 (the “March Note”) and was required to issue ADSs, having a fair value of $2,444,444 as commitment shares value.

The Group issued a convertible promissory note on March 17, 2021 at $20 million that matures on March 17, 2022 and accrued interest at 6.00% per annum. The Group also was required to issue ADSs having a fair value of $2,444,444 as commitment shares value, subsequent to the Group having an effective registration statement for the underlying shares or on September 17, 2021. The Group issued 3,277,050 shares on May 6, 2021 having a fair value of $2,444,444. The March Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. The February Note and March Note have anti-dilution protection in the event of certain stock splits.

On August 4, 2022 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $5,500,000 of convertible note due August 3, 2023 The Note carries an original issue discount of $500,000 (the “OID”). In addition, Company agrees to pay $15,000 to Investor to cover Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Securities (the “Transaction Expense Amount”), which amount will be reduced from the amount funded hereunder. The “Purchase Price”, therefore, shall be $4,985,000

The Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. All the Note have anti-dilution protection in the event of certain stock splits.

Interest on the Notes is payable by shares. Under certain circumstances, interest on the Notes will be payable in cash at the election of the holder if such payments are permitted under the Notes Agreement. The indenture governing the February and March Notes contains customary events of default. No event of default existed as the date of this annual report.

The Group evaluated the embedded derivative resulting from the conversion feature within the Indenture for bifurcation from the March Note. The conversion feature of the March Note was not deemed clearly and closely related to the March Note and was bifurcated as a standalone derivative. The Group recorded this embedded derivative liability as a current liability on its consolidated balance sheets with a corresponding debt discount, which is netted against the principal amount of the 6.0% Notes. The Group is accreting the debt discount associated with the March Note and ADSs to interest expense over the term of the agreement using the effective interest rate method. The fair value of the conversion option related to the March 2021 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 205.94%, (3) weighted average risk-free interest rate of 0.07%, (4) expected life of 1 year, and (5) estimated fair value of the Group’s ADSs of $42.39 per share. The following assumptions used at December 31, 2022: (1) dividend yield of 0%; (2) expected volatility of 107.09%, (3) weighted average risk-free interest rate of 4.73%, (4) expected life of 1.21 year, and (5) estimated fair value of the Group’s ADSs of $0.44 per share. The Group is accreting the debt discount associated with the August Note and ADSs to interest expense over the term of the agreement using the effective interest rate method. The fair value of the conversion option related to the August 2022 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 107.02%, (3) weighted average risk-free interest rate of 3.11%, (4) expected life of 1 year, and (5) estimated fair value of the Group’s ADSs of $1.20 per share. The following assumptions used at December 31, 2022: (1) dividend yield of 0%; (2) expected volatility of 107.08%, (3) weighted average risk-free interest rate of 4.73%, (4) expected life of 0.59 year, and (5) estimated fair value of the Group’s ADSs of $0.44 per share.

The following table provides a summary of the changes in convertible debt, net of unamortized discount, during 2022:

	2022
Balance at January 1,	RMB	92,848,377
Issuance of convertible debt, face value		37,199,800
Debt discount from issuance/sale of ADS shares		—
Debt discount from derivative liability (embedded conversion option)		(37,199,800)
Debt discount from extension fee		(2,940,840)
Deferred financing fees		(3,483,254)
Repayment of convertible debt		—
Conversion of convertible debt into ordinary shares		(50,182,932)
Amortization of debt discount		16,607,603
Exchange rate change on convertible notes face value		8,135,104
Convertible debt, net at December 31,	RMB	60,984,058

As of December 31, 2022 and December 31, 2021, the Group had the following convertible notes outstanding:

	December 31, 2022				December 31, 2021
			Accrued				Accrued
	Principal		Interest		Principal		Interest
August 2022 $5,500,000 Notes convertible into ADS common stock, 6% interest, due August 2023	RMB	37,199,800	RMB	911,140	RMB	—		—
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	129,956,000	RMB	12,013,055	RMB	129,956,000	RMB	6,201,653
February 2021 $5,000,000 Notes convertible into ADS common stock at $14.00 per share, 6% interest, due February 2022		—		—	RMB	32,195,500	RMB	12,388,301
Repayment of convertible debt	RMB	(57,914,207)	RMB	(11,853,771)	RMB	(39,926,775)	RMB	(17,652,626)
Exchange rate change on convertible notes face value	RMB	5,838,382	RMB	—	RMB	(2,296,722)	RMB	—
Total Convertible Notes Payable, Net	RMB	115,079,975	RMB	1,070,424	RMB	119,928,003	RMB	937,328
Less: Debt Discount		(54,095,917)		—		(27,079,626)		—
	RMB	60,984,058	RMB	1,070,424	RMB	92,848,377	RMB	937,328

Amortization of debt discount and interest expense for the ended December 31, 2022, 2021 and 2020 on the convertible notes payable amounted to RMB 23.2 million (US$3.4 million), RMB 120.6 million and RMB 2.9 million, respectively.